Information about financial instruments - Schedule of Present Fair Values of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Fair value	$ 96,694	$ 67,729	$ 58,168
Cash flow hedge | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount	2,250	3,000
Fair value	$ 84	$ 46
Cash flow hedge | Forward contracts | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount	2,250	3,000
Fair value	$ 84	$ 46
Cash flow hedge | Options | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount	0
Fair value	$ 0